Earnings/(Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Basic earnings/(loss) per share

	2025	2024	2023
Ordinary shares in issue (000)	634 768	632 634	618 072
Adjustment for weighted number of ordinary shares in issue (000) (a)	(468)	(7 930)	(428)
Weighted number of ordinary shares in issue (000)	634 300	624 704	617 644
Adjustment for weighted number of treasury shares (000) (b)	(12 451)	(5 267)	(47)
Basic weighted average number of ordinary shares in issue (000)	621 849	619 437	617 597

	SA Rand
	2025	2024	2023
Total net profit attributable to shareholders (million)	14 384	8 587	4 820
Total basic earnings per share (cents)	2 313	1 386	780
(a)These are the weighted number of ordinary shares for the years presented. The increase in 2024 was mainly due to
12 651 525 shares issued on 4 April 2024 as part of the new Harmony ESOP scheme. Refer to note 22 for the actual number of treasury shares that are in issue.
(b)These are the weighted number of treasury shares for the years presented. The increase in 2025 was due to the ESOP plan shares being weighted for a full 12-month period in 2025 compared to a five-month period in 2024. The impact of the shares on the basic weighted average number of shares was 12 404 035 in 2025 (2024: 5 219 618). Refer to note 22 for the actual number of treasury shares that are in issue.

Diluted earnings/(loss) per share

	2025	2024	2023
Weighted average number of ordinary shares in issue (000)	621 849	619 437	617 597
Potential ordinary shares (000) (a)	6 851	10 256	2 877
Weighted average number of ordinary shares for diluted earnings per share (000)	628 700	629 693	620 474

	SA Rand
	2025	2024	2023
Total diluted earnings per share (cents)	2 288	1 364	777
(a)The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.
The increase in the weighted average number of diluted shares in 2024 was as a result of the significant increase in the
Harmony share price during the year. This impacted the base as well as the percentage applied to it to determine the bonus element. As a result, there were a larger number of dilutive shares across all active shares schemes, with the exception of the new ESOP scheme, which were anti-dilutive. This, combined with the 2023 deferred share plan implemented in September 2023, resulted in an increase in the diluted shares. The inclusion of the share options as potential ordinary shares had a dilutive effect on earnings per share.

Disclosure of Dividends Declared

	SA Rand
	2025	2024	2023
Dividends declared (millions)	2 038	1 394	136
Dividend per share (cents)	321	222	22